N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24
Entity Central Index Key	0000811394
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2025
Amendment Flag	false
C000027896 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Important Information You Should Consider About the Contracts
Fees and Expenses
Charges for Early Withdrawals
Prudential does not impose any charges for withdrawals. Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.
For more information on withdrawals, please refer to the section of this prospectus titled “Contract Charges.”

Transaction Charges
In addition to charges for early withdrawals, you may be charged for other transactions. Currently, there is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Loans under the Contracts involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements.
For more information on transaction charges, please refer to the section of this prospectus titled “Contract Charges.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the Contract and the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	VCA 10
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.09%	0.09%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (0.01%).
	*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
	VCA 11
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.33%	0.33%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).
	*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses. Prudential has entered into a reimbursement arrangement applicable only to VCA 11 to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets.
	VCA 24
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.29%	1.04%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).

*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses.
VCA 10 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 10. This estimate assumes that you do not take withdrawals from VCA 10, which could add charges for early withdrawals that substantially increase costs.
VCA 10
Lowest Annual Cost $280	Highest Annual Cost $813

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 11 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 11. This estimate assumes that you do not take withdrawals from VCA 11, which could add charges for early withdrawals that substantially increase costs.
VCA 11
Lowest Annual Cost $505	Highest Annual Cost $1,028

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 24 is customizable because you can select different Series Fund Portfolios, the choices you make affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year under VCA 24. This estimate assumes that you do not take withdrawals from VCA 24, which could add charges for early withdrawals that substantially increase costs.
VCA 24
Lowest Annual Cost $468	Highest Annual Cost $1,637

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals
Prudential does not impose any charges for withdrawals. Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.
For more information on withdrawals, please refer to the section of this prospectus titled “Contract Charges.”

Transaction Charges [Text Block]	Transaction Charges
In addition to charges for early withdrawals, you may be charged for other transactions. Currently, there is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Loans under the Contracts involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements.
For more information on transaction charges, please refer to the section of this prospectus titled “Contract Charges.”

Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About the Contracts
Fees and Expenses
Charges for Early Withdrawals
Prudential does not impose any charges for withdrawals. Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.
For more information on withdrawals, please refer to the section of this prospectus titled “Contract Charges.”

Transaction Charges
In addition to charges for early withdrawals, you may be charged for other transactions. Currently, there is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Loans under the Contracts involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements.
For more information on transaction charges, please refer to the section of this prospectus titled “Contract Charges.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the Contract and the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	VCA 10
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.09%	0.09%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (0.01%).
	*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
	VCA 11
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.33%	0.33%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).
	*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses. Prudential has entered into a reimbursement arrangement applicable only to VCA 11 to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets.
	VCA 24
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.29%	1.04%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).

*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses.
VCA 10 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 10. This estimate assumes that you do not take withdrawals from VCA 10, which could add charges for early withdrawals that substantially increase costs.
VCA 10
Lowest Annual Cost $280	Highest Annual Cost $813

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 11 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 11. This estimate assumes that you do not take withdrawals from VCA 11, which could add charges for early withdrawals that substantially increase costs.
VCA 11
Lowest Annual Cost $505	Highest Annual Cost $1,028

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 24 is customizable because you can select different Series Fund Portfolios, the choices you make affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year under VCA 24. This estimate assumes that you do not take withdrawals from VCA 24, which could add charges for early withdrawals that substantially increase costs.
VCA 24
Lowest Annual Cost $468	Highest Annual Cost $1,637

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.20%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.75%
Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.04%
Base Contract (N-4) Footnotes [Text Block]	* As a percentage of average account value.** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).
Investment Options Footnotes [Text Block]	*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses.
Lowest and Highest Annual Cost [Table Text Block]

Important Information You Should Consider About the Contracts
Fees and Expenses
Charges for Early Withdrawals
Prudential does not impose any charges for withdrawals. Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.
For more information on withdrawals, please refer to the section of this prospectus titled “Contract Charges.”

Transaction Charges
In addition to charges for early withdrawals, you may be charged for other transactions. Currently, there is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Loans under the Contracts involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements.
For more information on transaction charges, please refer to the section of this prospectus titled “Contract Charges.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the Contract and the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	VCA 10
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.09%	0.09%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (0.01%).
	*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
	VCA 11
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.33%	0.33%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).
	*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses. Prudential has entered into a reimbursement arrangement applicable only to VCA 11 to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets.
	VCA 24
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options (Portfolio fees and expenses)***	0.29%	1.04%
	* As a percentage of average account value.
	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).

*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses.
VCA 10 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 10. This estimate assumes that you do not take withdrawals from VCA 10, which could add charges for early withdrawals that substantially increase costs.
VCA 10
Lowest Annual Cost $280	Highest Annual Cost $813

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 11 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 11. This estimate assumes that you do not take withdrawals from VCA 11, which could add charges for early withdrawals that substantially increase costs.
VCA 11
Lowest Annual Cost $505	Highest Annual Cost $1,028

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

VCA 24 is customizable because you can select different Series Fund Portfolios, the choices you make affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year under VCA 24. This estimate assumes that you do not take withdrawals from VCA 24, which could add charges for early withdrawals that substantially increase costs.
VCA 24
Lowest Annual Cost $468	Highest Annual Cost $1,637

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”

Lowest Annual Cost [Dollars]	$ 468
Highest Annual Cost [Dollars]	$ 1,637
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges
•No additional Contributions, transfers or withdrawals

Risks [Table Text Block]

Risks

Risk of Loss	You can lose money by participating in the Contracts. For more information on the risk of loss, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”
Not a Short-Term Investment
The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Risks Associated with Investment Options
An investment in any of the Contracts is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the Contract (e.g., the Series Fund Portfolios). Each of the Investment Options will have their own unique risks, and you should review the Investment Options before making an investment decision.
For more information on the risks associated with the Investment Options, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Insurance Company Risks
An investment in any of the Contracts is subject to the risks related to Prudential. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. More information about Prudential is available upon request. Such requests can be made at (855) 756-4738. Information about Prudential’s financial strength ratings can be found under “Investor Relations” at the bottom of the home page at www.prudential.com.
For more information on insurance company risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Restrictions
Investments	Under most of the Contracts, you can transfer all or some of your Units from one Investment Option to another. There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time.

Although there is no charge for transfers currently, we may impose one at any time upon notice to you.
For more information on investment and transfer restrictions, please refer to the section of this prospectus titled “The Contracts; Transfer Payments.”

Optional Benefits
The Contract does not offer any optional benefits, but it does provide for a death benefit.
For more information on the death benefit, please refer to the section of this prospectus titled “Death Benefits. ”

Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contracts. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
For more information on tax implications, please refer to the section of this prospectus titled “Additional Information.”

Conflicts of Interests
Investment Professional Compensation
Investment professionals may receive compensation for selling the Contracts to investors and may have a financial incentive to offer or recommend the Contracts over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.
For more information on investment professional compensation, please refer to the Statement of Additional Information (SAI).

Exchanges
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange the Contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Contract.
For more information on exchanges, please refer to the section of this prospectus titled “Additional Information.”

Investment Restrictions [Text Block]	Under most of the Contracts, you can transfer all or some of your Units from one Investment Option to another. There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time.
Although there is no charge for transfers currently, we may impose one at any time upon notice to you.
For more information on investment and transfer restrictions, please refer to the section of this prospectus titled “The Contracts; Transfer Payments.”

Key Information, Benefit Restrictions [Text Block]
The Contract does not offer any optional benefits, but it does provide for a death benefit.
For more information on the death benefit, please refer to the section of this prospectus titled “Death Benefits. ”

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contracts. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
For more information on tax implications, please refer to the section of this prospectus titled “Additional Information.”

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Contracts to investors and may have a financial incentive to offer or recommend the Contracts over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.
For more information on investment professional compensation, please refer to the Statement of Additional Information (SAI).

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange the Contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Contract.
For more information on exchanges, please refer to the section of this prospectus titled “Additional Information.”

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from each of the Contracts. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
The first set of tables describes the fees and expenses that you will pay at the time that you buy each of the Contracts, surrender or make withdrawals from the Contracts. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the section titled “Contract Charges.”

VCA 10
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

VCA 11
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
VCA 24
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
 The next set of tables describes the fees and expenses that you will pay each year during the time that you participate in any of the Contracts. As applicable, these fees and expenses do not include the Portfolios’ fees and expenses.

VCA 10 – Class I Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 10 – Class II Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 10 – Class III Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.20%

VCA 11 – Class I Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 11 – Class II Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 11 – Class III Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.20%

VCA 24 – Class I Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 24 – Class II Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 24 – Class III Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.20%

The next tables show the minimum and maximum total operating expenses charged by the Fidelity Fund that you may pay periodically during the time that you own VCA 10 and the minimum and maximum total operating expenses charged by the Series Fund Portfolios that you may pay periodically during the time that you own VCA 11, or VCA 24. The Fidelity Fund is available under VCA 10. The Government Money Market Portfolio is available under VCA 11. A complete list of the Series Fund Portfolios available under VCA 24 may be found at the back of this document. The annual expenses for the Portfolios available under VCA 11, or VCA 24 may also be found at the back of this document.

VCA 10 – Annual Fidelity Fund Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	0.09%

VCA 11 – Annual Series Fund Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.33%	0.33%

VCA 24 – Annual Series Fund Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.29%	1.04%
Example
The following Examples are intended to help you compare the cost of participating in the Contracts with the cost of investing in other variable annuity contracts. These costs include transaction expenses and annual Contract expenses. Each example assumes that you invest $100,000 in one of the Contracts for the time periods indicated. Each example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Portfolio expenses, respectively, and annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

VCA 10	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$891	$2,781	$4,824	$10,691
If you annuitize at the end of the applicable time period:	$891	$2,781	$4,824	$10,691
If you do not surrender your investment in the Contract:	$891	$2,781	$4,824	$10,691

VCA 11	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$1,137	$3,541	$6,130	$13,508
If you annuitize at the end of the applicable time period:	$1,137	$3,541	$6,130	$13,508
If you do not surrender your investment in the Contract:	$1,137	$3,541	$6,130	$13,508

VCA 24	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you annuitize at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you do not surrender your investment in the Contract:	$1,865	$5,769	$9,917	$21,467

Transaction Expenses [Table Text Block]

VCA 10
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

VCA 11
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
VCA 24
Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None
New Loan Application Fee	$100	$100
Annual Loan Processing Charge	$60	$60
* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Sales Load, Footnotes [Text Block]	* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Transfer Fee, Maximum [Dollars]	$ 0
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Annual Contract Expenses [Table Text Block]

VCA 24 – Class I Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 24 – Class II Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 24 – Class III Units
Annual Contract Expenses	Maximum
Administrative Expenses	$30
Base Contract Expenses (as a percentage of average account value)	0.20%

Annual Portfolio Company Expenses [Table Text Block]

VCA 24 – Annual Series Fund Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.29%	1.04%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.04%
Surrender Example [Table Text Block]

VCA 24	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you annuitize at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you do not surrender your investment in the Contract:	$1,865	$5,769	$9,917	$21,467

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,865
Surrender Expense, 3 Years, Maximum [Dollars]	5,769
Surrender Expense, 5 Years, Maximum [Dollars]	9,917
Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,467
Annuitize Example [Table Text Block]

VCA 24	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you annuitize at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you do not surrender your investment in the Contract:	$1,865	$5,769	$9,917	$21,467

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,865
Annuitized Expense, 3 Years, Maximum [Dollars]	5,769
Annuitized Expense, 5 Years, Maximum [Dollars]	9,917
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 21,467
No Surrender Example [Table Text Block]

VCA 24	1 year	3 years	5 years	10 years
If you surrender your investment in the Contract at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you annuitize at the end of the applicable time period:	$1,865	$5,769	$9,917	$21,467
If you do not surrender your investment in the Contract:	$1,865	$5,769	$9,917	$21,467

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,865
No Surrender Expense, 3 Years, Maximum [Dollars]	5,769
No Surrender Expense, 5 Years, Maximum [Dollars]	9,917
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,467
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Participating in the Contract
The risks identified below are the principal risks of participating in the Contracts. These risks are in addition to the investment risks discussed in the prospectuses for the Portfolios. The Contracts may be subject to additional risks other than those identified and described in this prospectus, the Series Fund prospectus, or the Fidelity Fund prospectus.
Risks Associated with Variable Investment Options
You take all the investment risk for amounts allocated to the Investment Options. If the assets in an Investment Option increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of the Investment Options. We do not guarantee the investment results of the Investment Options. An investment in any Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Investment Options.
Insurance Company Risk
No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Annuitization
Once you annuitize your interest under a Contract, your decision is irrevocable. The impacts of this decision are:
•Your Unit Value is no longer available to you to allocate among Investment Options (to the extent allowed under the Contracts) or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•The Death Benefit terminates upon annuitization.
Possible Adverse Tax Consequences
The tax considerations associated with the Contracts vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contracts for your benefit or taking other action related to the Contracts, you should consult with a qualified tax adviser for complete information and advice.
Not a Short-Term Investment
The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.
Risk of Loss
All investments have risks to some degree and it is possible that you could lose money by investing in the Contracts. Investments in the Contracts are not deposits with a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Standard or Optional	Annual Fees		Restrictions/Limitations
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.	Standard	$0	$0	None

Death Benefits
In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the annual account fee.
Payment Methods. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10th anniversary of the participant’s death, (3) as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.
If you do not make an election, your beneficiary may choose from these same three options (or a combination of the three) within the time limit set by your retirement arrangement. If the beneficiary does not make the election within the time limit, he or she will receive a lump sum cash payment equal to the aggregate value of the Participant’s Units less the annual account fee.
Required Minimum Death Benefit. Under certain retirement arrangements, if you (or your beneficiary, if you did not) elected to have the death benefit paid in one-sum cash payment by redeeming all of your Units in one or more of the Investment Options, Prudential will add to the payment, if necessary, so that the death benefit is not less than the contributions made on your behalf (less any withdrawals, transfers and the annual account fee). Certain Contracts may provide for an even higher minimum amount.
ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.
Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period—Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.
Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.
Until Pay—Out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.
Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Standard or Optional	Annual Fees		Restrictions/Limitations
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.	Standard	$0	$0	None

Benefits Description [Table Text Block]
Death Benefits
In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the annual account fee.
Payment Methods. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10th anniversary of the participant’s death, (3) as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.
If you do not make an election, your beneficiary may choose from these same three options (or a combination of the three) within the time limit set by your retirement arrangement. If the beneficiary does not make the election within the time limit, he or she will receive a lump sum cash payment equal to the aggregate value of the Participant’s Units less the annual account fee.
Required Minimum Death Benefit. Under certain retirement arrangements, if you (or your beneficiary, if you did not) elected to have the death benefit paid in one-sum cash payment by redeeming all of your Units in one or more of the Investment Options, Prudential will add to the payment, if necessary, so that the death benefit is not less than the contributions made on your behalf (less any withdrawals, transfers and the annual account fee). Certain Contracts may provide for an even higher minimum amount.
ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.
Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period—Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.
Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.
Until Pay—Out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A - Portfolios Available Under the Contract
The following is a list of the Portfolios currently available for investment through the Contracts. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be requested at no cost by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111, or by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolios currently available for investment through the VCA 24 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of December 31, 2024) (Class I)
			1 year	5 year	10 year
Seeks long-term growth of capital	PSF Global Portfolio - Class I*	0.71%	15.15%	8.90%	9.47%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC;
Seeks total investment return consistent with a conservatively managed diversified portfolio	PSF PGIM 50/50 Balanced Portfolio - Class I	0.58%	13.03%	7.06%	7.00%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks total return consistent with an aggressively managed diversified portfolio	PSF PGIM Flexible Managed Portfolio - Class I	0.63%	15.52%	8.37%	8.02%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks a high level of income over the long term consistent with the preservation of capital	PSF PGIM Government Income Portfolio - Class I (Effective 4/28/25, the PSF PGIM Government Income Portfolio merged into the PSF PGIM Total Return Bond Portfolio)	0.52%	1.02%	-0.95%	0.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income
Seeks long-term growth of capital	PSF PGIM Jennison Blend Portfolio - Class I*	0.45%	26.31%	14.25%	12.30%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates
Seeks a high level of income over a longer term while providing reasonable safety of capital	PSF PGIM Total Return Bond Portfolio - Class I	0.43%	3.00%	0.26%	2.37%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Limited;
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.29%	24.65%	14.19%	12.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
 *This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Portfolios currently available for investment through the Contracts. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be requested at no cost by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111, or by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Portfolios currently available for investment through the VCA 24 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of December 31, 2024) (Class I)
			1 year	5 year	10 year
Seeks long-term growth of capital	PSF Global Portfolio - Class I*	0.71%	15.15%	8.90%	9.47%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC;
Seeks total investment return consistent with a conservatively managed diversified portfolio	PSF PGIM 50/50 Balanced Portfolio - Class I	0.58%	13.03%	7.06%	7.00%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks total return consistent with an aggressively managed diversified portfolio	PSF PGIM Flexible Managed Portfolio - Class I	0.63%	15.52%	8.37%	8.02%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks a high level of income over the long term consistent with the preservation of capital	PSF PGIM Government Income Portfolio - Class I (Effective 4/28/25, the PSF PGIM Government Income Portfolio merged into the PSF PGIM Total Return Bond Portfolio)	0.52%	1.02%	-0.95%	0.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income
Seeks long-term growth of capital	PSF PGIM Jennison Blend Portfolio - Class I*	0.45%	26.31%	14.25%	12.30%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates
Seeks a high level of income over a longer term while providing reasonable safety of capital	PSF PGIM Total Return Bond Portfolio - Class I	0.43%	3.00%	0.26%	2.37%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Fixed Income;PGIM Limited;
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.29%	24.65%	14.19%	12.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
 *This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000027896 [Member] | C000005695 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC;
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000027896 [Member] | C000005724 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total investment return consistent with a conservatively managed diversified portfolio
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000027896 [Member] | C000005723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consistent with an aggressively managed diversified portfolio
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Fixed Income;PGIM Quantitative Solutions LLC;PGIM Limited;
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000027896 [Member] | C000005696 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of income over the long term consistent with the preservation of capital
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio - Class I (Effective 4/28/25, the PSF PGIM Government Income Portfolio merged into the PSF PGIM Total Return Bond Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Fixed Income
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	1.02%
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.80%
C000027896 [Member] | C000005715 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000027896 [Member] | C000005704 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of income over a longer term while providing reasonable safety of capital
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Fixed Income;PGIM Limited;
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
C000027896 [Member] | C000005727 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
C000027896 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the annual account fee.
Payment Methods. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10th anniversary of the participant’s death, (3) as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.
If you do not make an election, your beneficiary may choose from these same three options (or a combination of the three) within the time limit set by your retirement arrangement. If the beneficiary does not make the election within the time limit, he or she will receive a lump sum cash payment equal to the aggregate value of the Participant’s Units less the annual account fee.
Required Minimum Death Benefit. Under certain retirement arrangements, if you (or your beneficiary, if you did not) elected to have the death benefit paid in one-sum cash payment by redeeming all of your Units in one or more of the Investment Options, Prudential will add to the payment, if necessary, so that the death benefit is not less than the contributions made on your behalf (less any withdrawals, transfers and the annual account fee). Certain Contracts may provide for an even higher minimum amount.
ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.
Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period—Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.
Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.
Until Pay—Out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.
C000027896 [Member] | New Loan Application Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
C000027896 [Member] | Annual Loan Processing Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 60
Other Transaction Fee, Current [Dollars]	$ 60
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
C000027896 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by participating in the Contracts. For more information on the risk of loss, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss
All investments have risks to some degree and it is possible that you could lose money by investing in the Contracts. Investments in the Contracts are not deposits with a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
C000027896 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment
The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.
C000027896 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in any of the Contracts is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the Contract (e.g., the Series Fund Portfolios). Each of the Investment Options will have their own unique risks, and you should review the Investment Options before making an investment decision.
For more information on the risks associated with the Investment Options, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options
You take all the investment risk for amounts allocated to the Investment Options. If the assets in an Investment Option increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of the Investment Options. We do not guarantee the investment results of the Investment Options. An investment in any Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Investment Options.
C000027896 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in any of the Contracts is subject to the risks related to Prudential. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. More information about Prudential is available upon request. Such requests can be made at (855) 756-4738. Information about Prudential’s financial strength ratings can be found under “Investor Relations” at the bottom of the home page at www.prudential.com.
For more information on insurance company risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk
No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
C000027896 [Member] | Annuitization Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annuitization
Once you annuitize your interest under a Contract, your decision is irrevocable. The impacts of this decision are:
•Your Unit Value is no longer available to you to allocate among Investment Options (to the extent allowed under the Contracts) or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•The Death Benefit terminates upon annuitization.
C000027896 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences
The tax considerations associated with the Contracts vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contracts for your benefit or taking other action related to the Contracts, you should consult with a qualified tax adviser for complete information and advice.
C000027896 [Member] | Class I Units [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
C000027896 [Member] | Class II Units [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.25%
C000027896 [Member] | Class III Units [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%